UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_______________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_______________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Principal
Amount		Value
	BANK LOANS - 2.7%
	Clear Channel Communications, Inc.,
$398,313	3.836%, 1/29/16	$330,146
	Infor Global Solutions,
258,204	6.347%, 3/2/14	224,839
	Ineos Holdings Ltd. (United Kingdom),
177,892	4.870%, 12/16/14	183,896
	Realogy Corp.,
542,000	13.500%, 10/15/17	573,615
	Tribune Co.,
313,823	3.000%, 6/4/14	217,143
	TOTAL BANK LOANS
	(Cost $0)	1,529,639

	CORPORATE BONDS - 8.6%
	ACL I Corp.,
323,000	10.625%, 2/15/161	298,775
	Aeropuertos Argentina 2000 S.A. (Argentina),
100,000	10.750%, 12/1/20	109,750
	BTA Bank JSC (Kazakhstan),
170,000	10.750%, 7/1/182	143,438
1,260,000	10.750%, 7/1/202	75,600
	Burlington Coat Factory Warehouse Corp.,
64,000	10.000%, 2/15/191	64,480
	CKE Holdings, Inc.,
448,000	10.500%, 3/14/161	463,680
	Commerzbank Capital Funding Trust I,
100,000	5.012%, 3/29/49	106,331
	Diamond Resorts Corp.,
426,000	12.000%, 8/15/181	460,080
	Global Crossing UK Finance PLC (United Kingdom),
270,000	10.750%, 12/15/14	281,475
	Level 3 Financing, Inc.,
406,000	9.250%, 11/1/14	419,449
	Lyondell Chemical Co.,
430,000	11.000%, 5/1/18	489,125
	Maxcom Telecomunicaciones S.A.B. de C.V. (Mexico),
100,000	11.000%, 12/15/14	82,750
	Minerva Overseas II Ltd. (Cayman Islands),
100,000	10.875%, 11/15/19	111,500
	Neenah Paper, Inc.,
286,000	7.375%, 11/15/14	293,150
	Petroleos de Venezuela S.A. (Venezuela),
100,000	8.500%, 11/2/17	75,350
	Postmedia Network, Inc. (Canada),
193,000	12.500%, 7/15/18	220,502

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS - (CONTINUED)
	Renaissance Capital LLC Via Renaissance
	Consumer Funding Ltd. (Ireland),
$100,000	13.000%, 4/1/13	$105,625
	Rite Aid Corp.,
47,373	6.875%, 8/15/13	46,840
	Terrestar Networks, Inc.,
238,000	15.000%, 2/15/141	273,700
	Travelport LLC,
284,972	9.875%, 9/1/14^	267,874
	Travelport LLC,
218,162	11.875%, 9/1/16^	195,254
	YCC Holdings LLC / Yankee Finance, Inc.,
243,000	10.250%, 2/15/161^	246,645
	TOTAL CORPORATE BONDS
	(Cost $0)	4,831,373

	CONVERTIBLE CORPORATE BONDS - 2.4%
	Annaly Capital Management, Inc.,
75,000	4.000%, 2/15/15	86,063
	Cemex S.A.B. de C.V. (Mexico),
30,000	4.875%, 3/15/15	26,738
	Chart Industries, Inc.,
10,000	2.000%, 8/1/18	10,000
	CNO Financial Group, Inc.,
15,000	7.000%, 12/30/16	23,288
	DryShips, Inc. (Marshall Island),
50,000	5.000%, 12/1/14	42,188
	General Cable Corp.,
70,000	4.500%, 11/15/29	92,050
	GMX Resources, Inc.,
75,000	4.500%, 5/1/15	61,687
	Hawaiian Holdings, Inc.,
63,000	5.000%, 3/15/16	58,669
	Knight Capital Group, Inc.,
95,000	3.500%, 3/15/15	89,656
	Liberty Media LLC,
105,000	3.250%, 3/15/31	90,825
	Meritor, Inc.,
60,000	4.625%, 3/1/26	60,450
	MF Global Holdings Ltd.,
50,000	9.000%, 6/20/38	59,125
	MF Global Holdings Ltd.,
30,000	3.375%, 8/1/18	29,828
	MGIC Investment Corp.,
74,000	5.000%, 5/1/17	61,605

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Principal
Amount		Value
	CONVERTIBLE CORPORATE BONDS - (CONTINUED)
	Microchip Technology, Inc.,
$70,000	2.125%, 12/15/37	$86,625
	Regis Corp.,
92,000	5.000%, 7/15/14	110,515
	Savient Pharmaceuticals, Inc.,
50,000	4.750%, 2/1/18	47,937
	Sonic Automotive, Inc.,
50,000	5.000%, 10/1/29	68,750
	VeriSign, Inc.,
75,000	3.250%, 8/15/37	82,875
	Vertex Pharmaceuticals, Inc.,
75,000	3.350%, 10/1/15	94,406
	Western Refining, Inc.,
40,000	5.750%, 6/15/14	81,100
	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $0)	1,364,380

	GOVERNMENT BONDS - 0.8%
	Argentina Bonos (Argentina),
215,400	2.000%, 2/4/18	74,567
	Argentine Republic Government International Bond (Argentina),
1,500,000	0.000%, 12/15/352	285,750
	Hellenic Republic Government Bond (Greece),
42,000	5.900%, 4/20/17	35,471
	Venezuela Government International Bond (Venezuela),
100,000	9.375%, 1/13/34	72,000
	TOTAL GOVERNMENT BONDS (Cost $0)	467,788

Number of
Shares		Value
	COMMON STOCKS - 30.9%
	CONSUMER DISCRETIONARY - 8.8%
770	American Eagle Outfitters, Inc.	10,118
385	AutoZone, Inc.*	109,898
1,107	Bayerische Motoren Werke AG (Germany)	111,059
27,507	Belle International Holdings Ltd. (Hong Kong)	60,211
4,800	Belo Corp. - Class A*^	33,552
800	Carter's, Inc.*^	26,800
3,500	CBS Corp. - Class B	95,795
785	Coinstar, Inc.*	38,355
510	Continental A.G. (Germany)*	51,004
3,300	CROCS, Inc.*	103,389
670	Faurecia (France)	26,022
180,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	466,528

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	CONSUMER DISCRETIONARY - (CONTINUED)
3,100	General Motors Co.*^	$85,808
2,400	HSN, Inc.*	78,456
770	Hyundai Mobis (South Korea)	277,530
1,220	Hyundai Motor Co. (South Korea)	271,934
1,710	Hyundai Wia Corp. (South Korea)*	262,753
5,470	Kia Motors Corp. (South Korea)	401,573
4,600	Liberty Global, Inc. - Series C*	183,862
2,124	Liberty Media Corp. - Capital - Series A*	169,516
2,739	Liberty Media Corp. - Starz - Series A*	210,246
1,188	Live Nation Entertainment, Inc.*	13,187
8,995	Luk Fook Holdings International Ltd. (Hong Kong)	47,262
3,573	Macy's, Inc.	103,153
2,641	Madison Square Garden Co. - Class A*	69,986
57,000	Melco International Development Ltd. (Hong Kong)	70,430
3,900	News Corp. - Class A	62,478
2,400	Polo Ralph Lauren Corp.	324,168
11,500	Prada S.p.A. (Italy)*	70,088
11,815	Saks, Inc.*	126,893
628	Service Corp. International	6,575
5,500	Sinclair Broadcast Group, Inc. - Class A	54,505
135,000	SJM Holdings Ltd. (Hong Kong)	339,849
29,161	Sky Deutschland A.G. (Germany)*	138,150
5,200	Stanley Electric Co., Ltd. (Japan)	88,620
900	Starwood Hotels & Resorts Worldwide, Inc.^	49,464
3,819	Target Corp.	196,640
5,550	Yoox S.p.A. (Italy)*	94,821
		4,930,678
	CONSUMER STAPLES - 0.6%
792	Archer-Daniels-Midland Co.	24,061
600	Coca-Cola Enterprises, Inc.	16,866
1,400	General Mills, Inc.	52,290
1,830	MHP S.A. - GDR (Ukraine)*	30,744
2,330	Philip Morris International, Inc.	165,826
6,863	Winn-Dixie Stores, Inc.*	61,630
		351,417
	ENERGY - 3.1%
616	Cenovus Energy, Inc. (Canada)	23,623
640	Core Laboratories N.V. (Netherlands)	69,555
1,170	Endeavour International Corp.*	14,672
4,500	Golar LNG Ltd. (Bermuda)	171,585
20,600	Golar LNG Partners LP*	592,044
2,370	Helmerich & Payne, Inc.	163,648
154	Noble Energy, Inc.	15,351
1,370	NovaTek OAO - GDR (Russia)	213,446
263	Occidental Petroleum Corp.	25,821

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	ENERGY - (CONTINUED)
8,820	Pace Oil & Gas Ltd. (Canada)*	$59,542
26,385	SandRidge Energy, Inc.*	303,955
3,026	Southern Pacific Resource Corp. (Canada)*	5,194
835	Suncor Energy, Inc. (Canada)	31,914
1,002	Tesoro Corp.*	24,339
1,011	Valero Energy Corp.	25,396
		1,740,085
	FINANCIALS - 3.2%
4,100	57th Street General Acquisition Corp.*	53,915
795	ACE Ltd. (Switzerland)	53,249
2,051	Allied World Assurance Co. Holdings A.G. (Switzerland)	111,677
2,170	American Capital Agency Corp. - REIT	60,586
1,400	Ameriprise Financial, Inc.	75,740
2,810	Annaly Capital Management, Inc. - REIT	47,152
22,100	Ares Capital Corp.	356,694
1,300	Ashford Hospitality Trust, Inc. - REIT	14,170
3,027	Aspen Insurance Holdings Ltd. (Bermuda)	78,399
4,933	Bangkok Bank PCL (Thailand)	28,779
1,065	Berkshire Hathaway, Inc. - Class B*	78,991
2,060	Cypress Sharpridge Investments, Inc. - REIT	25,359
6,275	Employers Holdings, Inc.	93,246
312	Fairfax Financial Holdings Ltd. (Canada)	122,782
2,170	FelCor Lodging Trust, Inc.* - REIT	11,154
1,190	Hatteras Financial Corp. - REIT	31,916
1,300	JPMorgan Chase & Co.	52,585
6,094	Kasikornbank PCL (Thailand)	28,810
1,400	Lazard Ltd. - Class A (Bermuda)^	47,040
724	PartnerRe, Ltd. (Bermuda)	48,378
4,625	SeaBright Holdings, Inc.	42,041
10,100	TFS Financial Corp.*^	95,344
9,808	Wharf Holdings Ltd. (Hong Kong)	72,172
7,932	XL Group PLC (Ireland)	162,765
		1,792,944
	HEALTH CARE - 3.0%
3,537	Aetna, Inc.	146,750
1,000	Biogen Idec, Inc.*	101,870
3,600	BioMarin Pharmaceutical, Inc.*^	112,428
482	Bristol-Myers Squibb Co.	13,814
5,600	CONMED Corp.*^	145,600
1,300	Cooper Cos., Inc.	99,437
254	Covidien PLC (Ireland)	12,901
343	Gilead Sciences, Inc.*	14,529
206	Johnson & Johnson	13,347
2,900	MAKO Surgical Corp.*	83,549
862	Medco Health Solutions, Inc.*	54,203

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	HEALTH CARE - (CONTINUED)
343	Medtronic, Inc.	$12,365
16,505	Pain Therapeutics, Inc.	79,554
691	Pfizer, Inc.	13,295
7,734	QLT, Inc. (Canada)*	52,901
4,000	Sagent Pharmaceuticals, Inc.*	111,480
2,800	St. Jude Medical, Inc.	130,200
4,353	UnitedHealth Group, Inc.	216,039
2,377	WellPoint, Inc.	160,566
1,700	Zimmer Holdings, Inc.*	102,034
		1,676,862
	INDUSTRIALS - 4.1%
5,000	Acacia Research - Acacia Technologies*	214,600
700	Brenntag A.G. (Germany)	71,545
130	Burckhardt Compression Holding A.G. (Switzerland)	37,230
96,500	Capstone Turbine Corp.*	139,925
13	DPH Holdings Corp.*	307,125
2,400	EnerSys*^	76,752
1,900	Goodrich Corp.	180,766
8,300	Meritor, Inc.*^	112,050
15,100	Morgan Crucible Co. PLC (United Kingdom)	81,545
759	Navistar International Corp.*	38,944
1,300	Orion Marine Group, Inc.*	11,297
1,800	Pall Corp.	89,244
2,400	Stanley Black & Decker, Inc.^	157,848
2,417	Swift Transportation Co.*	27,409
9,800	Titan International, Inc.	247,646
1,528	TransDigm Group, Inc.*	137,627
1,300	Twin Disc, Inc.	49,400
6,200	Tyco International, Ltd. (Switzerland)	274,598
9,012	Wabash National Corp.*	67,680
		2,323,231
	INFORMATION TECHNOLOGY - 5.5%
1,124	Apple, Inc.*	438,899
1,220	Citrix Systems, Inc.*	87,889
1,000	Google, Inc. - Class A*	603,690
2,100	IAC/InterActiveCorp*	86,919
17,230	Intermec, Inc.*	185,739
5,400	InterXion Holding N.V. (Netherlands)*	80,190
17,100	LSI Corp.*	125,856
1,650	Mail.ru Group Ltd. - GDR (Russia)*	58,938
1,476	Mastercard, Inc. - Class A	447,597
600	Mellanox Technologies Ltd. (Israel)*	20,910
1,080	Micron Technology, Inc.*	7,960
750	MicroStrategy, Inc. - Class A*	119,527
10,800	Monster Worldwide, Inc.*^	126,792

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	INFORMATION TECHNOLOGY - (CONTINUED)
3,300	Motorola Solutions, Inc.*	$148,137
2,000	NetApp, Inc.*^	95,040
2,400	Oracle Corp.	73,392
70	Qualcomm, Inc.	3,835
10,000	Wi-Lan, Inc. (Canada)	94,600
6,410	Yandex N.V. - Class A (Netherlands)*	224,158
1,900	Zebra Technologies Corp. - Class A*^	76,000
		3,106,068
	MATERIALS - 2.1%
198	CF Industries Holdings, Inc.	30,753
41,235	China Metal Recycling Holdings Ltd. (Hong Kong)	55,130
1,800	Crown Holdings, Inc.*	69,138
1,600	Cytec Industries, Inc.	89,600
2,560	Dow Chemical Co.	89,267
1,100	Koninklijke DSM N.V. (Netherlands)	62,615
8,700	Kraton Performance Polymers, Inc.*	314,070
5,200	Kuraray Co., Ltd. (Japan)	78,758
200	LG Chem Ltd. (South Korea)	89,159
2,560	LyondellBasell Industries N.V. - Class A (Netherlands)	101,018
2,200	Materion Corp.*	83,864
1,800	Monsanto Co.	132,264
		1,195,636
	TELECOMMUNICATION SERVICES - 0.5%
400	AT&T, Inc.	11,704
32,000	China Unicom Hong Kong Ltd. (Hong Kong)	63,723
500	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)	17,380
1,700	Deutsche Telekom A.G. - ADR (Germany)	26,333
1,900	France Telecom S.A. - ADR (France)	39,197
800	KT Corp. - ADR (South Korea)	15,808
1,655	Mobile Telesystems OJSC - ADR (Russia)	31,081
200	Philippine Long Distance Telephone Co. - ADR (Philippines)	11,320
800	SK Telecom Co., Ltd. - ADR (South Korea)	12,736
1,400	Verizon Communications, Inc.	49,406
		278,688
	TOTAL COMMON STOCKS (Cost $0)	17,395,609

	CONVERTIBLE PREFERRED STOCKS - 1.9%
	CONSUMER DISCRETIONARY - 0.2%
761	Callaway Golf Co.	81,903

	ENERGY - 0.3%
2,250	Goodrich Petroleum Corp.	99,563

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	ENERGY - (CONTINUED)
417	Petroquest Energy, Inc.	$18,556
430	SandRidge Energy, Inc.	70,064
		188,183
	FINANCIALS - 1.1%
2,500	Alexandria Real Estate Equities, Inc. - REIT	67,500
1,487	AMG Capital Trust II	63,755
40	Bank of America Corp.	38,989
488	Citigroup, Inc.	54,729
1,284	Forest City Enterprises, Inc.	84,423
1,523	Health Care REIT, Inc. - REIT	78,968
850	KeyCorp	94,665
3,000	Synovus Financial Corp.	56,070
4,000	UBS A.G. (Switzerland)	80,780
		619,879
	HEALTH CARE - 0.2%
85	Healthsouth Corp.	92,990

	INFORMATION TECHNOLOGY - 0.1%
787	Unisys Corp.	53,327
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)	1,036,282

	PREFERRED STOCKS - 0.5%
	CONSUMER DISCRETIONARY - 0.5%
1,575	Las Vegas Sands Corp.	179,550
506	Volkswagen A.G. (Germany)	101,390
		280,940
	TOTAL PREFERRED STOCKS (Cost $0)	280,940

	EXCHANGE TRADED PORTFOLIOS - 3.8%
990	Market Vectors Gold Miners ETF	56,371
462	Market Vectors Junior Gold Miners ETF	16,632
660	ProShares UltraShort 20+ Year Treasury*	20,777
12,900	ProShares UltraShort Euro*	219,042
3,100	ProShares UltraShort Yen*	42,811
924	SPDR Gold Shares*	146,371
12,650	SPDR S&P 500 ETF Trust	1,632,482
	TOTAL EXCHANGE TRADED PORTFOLIOS (Cost $0)	2,134,486

Number of
Contracts		Value
	PURCHASED CALL OPTIONS - 0.2%
	Amazon.com, Inc., Exercise Price $210
4	Expiration Date: August, 2011*	$6,252
	Bank of America Corp., Exercise Price $11
424	Expiration Date: September, 2011*	7,208
	NAT GAS EURO OPT Jan16C., Exercise Price $7
1	Expiration Date: December, 2015*	7,696
	NAT GAS EURO OPT Feb16C., Exercise Price $7
1	Expiration Date: January, 2016*	7,208
	NAT GAS EURO OPT Mar16C., Exercise Price $7
1	Expiration Date: February, 2016*	7,103
	NAT GAS EURO OPT Apr16C., Exercise Price $7
1	Expiration Date: March, 2016*	5,653
	NAT GAS EURO OPT May16C., Exercise Price $7
1	Expiration Date: April, 2016*	5,753
	NAT GAS EURO OPT Jun16C., Exercise Price $7
1	Expiration Date: May, 2016*	5,936
	NAT GAS EURO OPT Jul16C., Exercise Price $7
1	Expiration Date: June, 2016*	6,057
	NAT GAS EURO OPT Aug16C., Exercise Price $7
1	Expiration Date: July, 2016*	6,279
	NAT GAS EURO OPT Sep16C., Exercise Price $7
1	Expiration Date: August, 2016*	6,378
	NAT GAS EURO OPT Oct16C., Exercise Price $7
1	Expiration Date: September, 2016*	6,917
	NAT GAS EURO OPT Nov16C., Exercise Price $7
1	Expiration Date: October, 2016*	7,401
	NAT GAS EURO OPT Dec16C., Exercise Price $7
1	Expiration Date: November, 2016*	8,243
	Wal-Mart Stores, Inc., Exercise Price $57.50
23	Expiration Date: January, 2012*	1,311
	Williams Cos., Inc., Exercise Price $32
58	Expiration Date: September, 2011*	10,034
	TOTAL PURCHASED CALL OPTIONS (Cost $0)	105,429

	PURCHASED PUT OPTIONS - 0.2%
	Market Vectors Gold Miners ETF, Exercise Price $57
5	Expiration Date: August, 2011*	935
	Mastercard, Inc., Exercise Price $310
2	Expiration Date: August, 2011*	2,530
	S&P 500 Index, Exercise Price $1,300
4	Expiration Date: October, 2011*	21,840
	S&P 500 Index, Exercise Price $1,325
3	Expiration Date: October, 2011*	18,930

Number of
Contracts		Value
	PURCHASED PUT OPTIONS - (CONTINUED)
	SPDR Gold Shares, Exercise Price $153
4	Expiration Date: August, 2011*	$364
	SPDR S&P 500 ETF Trust, Exercise Price $121
58	Expiration Date: October, 2011*	15,892
	SPDR S&P 500 ETF Trust, Exercise Price $130
14	Expiration Date: October, 2011*	3,878
	SPDR S&P 500 ETF Trust, Exercise Price $130
72	Expiration Date: October, 2011*	23,040
	SPDR S&P 500 ETF Trust, Exercise Price $130
66	Expiration Date: October, 2011*	36,300
	TOTAL PURCHASED PUT OPTIONS (Cost $0)	123,709

	TOTAL INVESTMENTS - 52.0% (Cost $0)	29,269,635
	Other Assets in Excess of Liabilities - 48.0%	26,987,660
	TOTAL NET ASSETS - 100.0%	$56,257,295

Principal
Amount		Value
	SECURITIES SOLD SHORT - (16.7)%
	CORPORATE BONDS - (1.9)%
	Caesars Entertainment Operating Co., Inc.,
$(206,498)	10.000%, 12/15/18	$(185,848)
	NewPage Corp.,
(190,427)	11.375%, 12/31/14	(172,336)
	Ply Gem Industries, Inc.,
(421,814)	8.250%, 2/15/181	(404,942)
	Texas Industries, Inc.,
(298,176)	9.250%, 8/15/20	(294,822)
	TOTAL CORPORATE BONDS (Cost $0)	(1,057,948)

	U.S. TREASURY SECURITIES - (1.3)%
(730,888)	3.125%, 5/15/21	(750,984)
	TOTAL U.S. TREASURY SECURITIES (Cost $0)	(750,984)

Number of
Shares		Value
	COMMON STOCKS - (7.0)%
	CONSUMER DISCRETIONARY - (1.5)%
(7,333)	Callaway Golf Co.	(46,565)
(546)	CBS Corp. - Class B	(14,944)
(500)	Columbia Sportswear Co.	(28,700)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	CONSUMER DISCRETIONARY - (CONTINUED)
(200)	Deckers Outdoor Corp.*	$(19,850)
(700)	Home Depot, Inc.	(24,451)
(700)	iRobot Corp.*	(24,472)
(1,800)	J.C. Penney Co., Inc.	(55,368)
(670)	MakeMyTrip Ltd. (India)*	(14,887)
(800)	Marriott International, Inc. - Class A	(26,000)
(3,986)	Regis Corp.	(59,192)
(34,858)	Sands China Ltd. (Macau)*	(104,881)
(2,960)	Sonic Automotive, Inc. - Class A	(46,383)
(2,000)	Sony Corp. - ADR (Japan)	(50,200)
(1,200)	Steven Madden Ltd.*	(45,720)
(500)	Tiffany & Co.	(39,795)
(2,100)	Time Warner, Inc.	(73,836)
(500)	Ulta Salon Cosmetics & Fragrance, Inc.*	(31,515)
(500)	VF Corp.	(58,400)
(546)	Viacom, Inc. - Class B	(26,437)
(500)	Yum! Brands, Inc.	(26,410)
		(818,006)
	CONSUMER STAPLES - (0.3)%
(800)	Campbell Soup Co.	(26,440)
(600)	Church & Dwight Co., Inc.	(24,204)
(1,300)	Hormel Foods Corp.	(37,661)
(700)	Nu Skin Enterprises, Inc. - Class A	(26,278)
(800)	WD-40 Co.	(35,040)
		(149,623)
	ENERGY - (0.3)%
(1,100)	GMX Resources, Inc.*	(5,335)
(2,619)	Goodrich Petroleum Corp.*	(51,935)
(862)	Petroquest Energy, Inc.*	(7,008)
(4,590)	SandRidge Energy, Inc.*	(52,877)
(3,333)	Western Refining, Inc.*	(68,093)
		(185,248)
	FINANCIALS - (0.9)%
(208)	Affiliated Managers Group, Inc.*	(21,701)
(438)	Alexandria Real Estate Equities, Inc. - REIT	(35,916)
(2,743)	Annaly Capital Management, Inc. - REIT	(46,028)
(40)	Bank of America Corp.	(388)
(400)	Boston Properties, Inc. - REIT	(42,944)
(976)	Citigroup, Inc.	(37,420)
(2,325)	CNO Financial Group, Inc.*	(17,089)
(3,317)	Forest City Enterprises, Inc. - Class A*	(59,739)
(835)	Health Care REIT, Inc. - REIT	(44,071)
(3,113)	KeyCorp	(25,029)
(1,592)	Knight Capital Group, Inc. - Class A*	(18,005)
(2,660)	MF Global Holdings Ltd.*	(19,604)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	FINANCIALS - (CONTINUED)
(2,842)	MGIC Investment Corp.*	$(11,311)
(2,200)	Principal Financial Group, Inc.	(60,786)
(21,600)	Synovus Financial Corp.	(39,528)
(1,300)	Weyerhaeuser Co. - REIT	(25,987)
		(505,546)
	HEALTH CARE - (0.9)%
(500)	Agilent Technologies, Inc.*	(21,080)
(2,000)	Alnylam Pharmaceuticals, Inc.*	(18,760)
(1,400)	Auxilium Pharmaceuticals, Inc.*	(26,236)
(1,500)	Brookdale Senior Living, Inc.*	(32,085)
(2,100)	Bruker Corp.*	(36,162)
(800)	Cyberonics, Inc.*	(21,712)
(1,600)	Eli Lilly & Co.	(61,280)
(2,091)	Healthsouth Corp.*	(51,020)
(2,100)	Human Genome Sciences, Inc.*	(44,121)
(400)	IDEXX Laboratories, Inc.*	(33,176)
(500)	Life Technologies Corp.*	(22,515)
(1,000)	MAKO Surgical Corp.*	(28,810)
(800)	Owens & Minor, Inc.	(24,400)
(2,600)	Savient Pharmaceuticals, Inc.*	(18,200)
(400)	Varian Medical Systems, Inc.*	(25,104)
(690)	Vertex Pharmaceuticals, Inc.*	(35,784)
(400)	Zoll Medical Corp.*	(27,864)
		(528,309)
	INDUSTRIALS - (1.1)%
(250)	3M Co.	(21,785)
(2,300)	Briggs & Stratton Corp.	(39,422)
(72)	Chart Industries, Inc.*	(3,820)
(740)	Cummins, Inc.	(77,611)
(4,180)	DryShips, Inc. (Greece)*	(15,675)
(1,197)	Embraer SA - ADR (Brazil)	(35,336)
(1,676)	General Cable Corp.*	(66,655)
(5,646)	Hawaiian Holdings, Inc.*	(26,536)
(200)	L-3 Communications Holdings, Inc.	(15,824)
(2,000)	Meritor, Inc.*	(27,000)
(1,100)	Quad/Graphics, Inc.	(37,026)
(600)	Rockwell Automation, Inc.	(43,056)
(500)	SPX Corp.	(37,620)
(2,100)	Textron, Inc.	(48,573)
(1,000)	Ultra Electronics Holdings PLC (United Kingdom)	(25,820)
(900)	Universal Forest Products, Inc.	(26,523)
(15,723)	Weichai Power Co., Ltd. - H Shares (China)	(85,537)
		(633,819)
	INFORMATION TECHNOLOGY - (1.4)%
(4,210)	Canadian Solar, Inc. (Canada)*	(36,922)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	INFORMATION TECHNOLOGY - (CONTINUED)
(4,600)	Checkpoint Systems, Inc.*	$(72,220)
(5,846)	Cisco Systems, Inc.	(93,361)
(1,197)	Cree, Inc.*	(39,333)
(900)	Dassault Systemes S.A. - ADR (France)	(79,524)
(1,500)	Dell, Inc.*	(24,360)
(1,100)	Itron, Inc.*	(47,344)
(2,268)	Microchip Technology, Inc.	(76,545)
(4,829)	Microsoft Corp.	(132,315)
(1,600)	SAIC, Inc.*	(25,648)
(2,882)	Unisys Corp.*	(59,859)
(1,891)	VeriSign, Inc.	(59,018)
(1,460)	Yingli Green Energy Holding Co., Ltd. - ADR (China)*	(10,570)
		(757,019)
	MATERIALS - (0.6)%
(1,500)	Bemis Co., Inc.	(47,400)
(575)	BHP Billiton Ltd. - ADR (Australia)	(52,641)
(1,320)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(9,293)
(400)	International Flavors & Fragrances, Inc.	(24,468)
(1,200)	MeadWestvaco Corp.	(37,368)
(1,500)	RPM International, Inc.	(31,620)
(1,100)	Severstal OAO - GDR (Russia)	(21,384)
(600)	Sonoco Products Co.	(19,230)
(3,756)	Stillwater Mining Co.*	(57,467)
(1,000)	Westlake Chemical Corp.	(51,750)
		(352,621)
	TOTAL COMMON STOCKS (Cost $0)	(3,930,191)

	EXCHANGE TRADED PORTFOLIOS - (6.5)%
(609)	Energy Select Sector SPDR Fund	(46,601)
(2,900)	Industrial Select Sector SPDR Fund	(100,456)
(500)	iShares Barclays 20+ Year Treasury Bond Fund	(48,970)
(500)	iShares Barclays 7-10 Year Treasury Bond Fund	(49,330)
(1,500)	iShares Dow Jones Transportation Average Index Fund	(140,085)
(1,068)	iShares MSCI EAFE Index Fund	(62,638)
(575)	iShares MSCI South Korea Index Fund	(37,766)
(900)	iShares PHLX SOX Semiconductor Sector Index Fund	(47,223)
(3,938)	iShares Russell 2000 Index Fund	(313,662)
(2,600)	iShares Russell Midcap Growth Index Fund	(154,492)
(3,950)	iShares Russell Midcap Value Index Fund	(181,187)
(1,300)	iShares S&P 500 Index Fund	(168,415)
(2,450)	iShares S&P SmallCap 600 Index Fund	(174,023)
(1,000)	Software HOLDRs Trust	(48,611)
(14,288)	SPDR S&P 500 ETF Trust	(1,843,866)
(2,100)	SPDR S&P Retail ETF	(111,846)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of
Shares		Value
	EXCHANGE TRADED PORTFOLIOS - (CONTINUED)
(2,600)	Vanguard FTSE All-World ex-US ETF - Class U	$(126,438)
	TOTAL EXCHANGE TRADED PORTFOLIOS (Cost $0)	(3,655,609)

Number of
Contracts		Value
	WRITTEN CALL OPTIONS - 0.0%
	Goodrich Corp., Exercise Price $100
(14)	Expiration Date: August, 2011*	(1,050)
	Goodrich Corp., Exercise Price $95
(5)	Expiration Date: August, 2011*	(1,400)
	Macy's, Inc., Exercise Price $32
(7)	Expiration Date: August, 2011*	(147)
	Williams Cos., Inc., Exercise Price $35
(58)	Expiration Date: September, 2011*	(4,408)
	TOTAL WRITTEN CALL OPTIONS (Cost $0)	(7,005)

	WRITTEN PUT OPTIONS - 0.0%
	Coinstar, Inc., Exercise Price $55
(3)	Expiration Date: August, 2011*	(1,890)
	General Motors Co., Exercise Price $28
(7)	Expiration Date: August, 2011*	(805)
	Mastercard, Inc., Exercise Price $290
(2)	Expiration Date: August, 2011*	(1,100)
	Mastercard, Inc., Exercise Price $280
(7)	Expiration Date: August, 2011*	(637)
	Sotheby's., Exercise Price $40
(5)	Expiration Date: August, 2011*	(565)
	Wal-Mart Stores, Inc., Exercise Price $52.50
(23)	Expiration Date: January, 2012*	(5,957)
	TOTAL WRITTEN PUT OPTIONS (Cost $0)	(10,954)

	TOTAL SECURITIES SOLD SHORT (Cost $0)	$(9,412,691)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

ADR - American Depository Receipt
ETF - Exchange Traded Fund
GDR - Global Depository Receipt
LP - Limited Partnership
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
1 144A restricted security.
2 Variable rate security.
^	All or a portion of shares are on loan. Cash of $36,373,795 has been pledged to cover securities sold short, open contracts on futures, written options, swaps and swaptions.

See accompanying Notes to Schedule of Investments.

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

% of Total
Security Type/ Sector	Net Assets
Bank Loans	2.7%
Convertible Corporate Bonds	8.6%
Corporate Bonds	2.4%
Government Bonds	0.8%
Common Stocks
Consumer Discretionary	8.8%
Consumer Staples	0.6%
Energy	3.1%
Financials	3.2%
Health Care	3.0%
Industrials	4.1%
Information Technology	5.5%
Materials	2.1%
Telecommunication Services	0.5%
Total Common Stocks	30.9%
Convertible Preferred Stocks
Consumer Discretionary	0.2%
Energy	0.3%
Financials	1.1%
Health Care	0.2%
Information Technology	0.1%
Total Convertible Preferred Stocks	1.9%
Preferred Stocks
Consumer Discretionary	0.5%
Total Preferred Stocks	0.5%
Exchange Traded Portfolios	3.8%
Purchased Call Options	0.2%
Purchased Put Options	0.2%
Total Investments	52.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	52.0%

See accompanying Notes to Schedule of Investments.

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

SWAP CONTRACTS
Credit Default Swaps
Counterparty	Reference Instrument	Notional Amount	Pay/Receive(A) Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

J.P. Morgan	AMR Corp.
	9.00%, 09/15/2016	$240,000	Receive	5.00%	9/12/2012	($8,400)	($9,618)
J.P. Morgan	Australia Government Bond
	6.50%, 05/15/2013	2,750,000	Pay	1.00	9/20/2016	(60,661)	(1,360)
Goldman Sachs	Belgium Government Bond
	4.25%, 09/28/2014	1,000,000	Pay	1.00	6/20/2021	50,079	31,978
Goldman Sachs	Belgium Government Bond
	4.25%, 09/28/2014	955,000	Pay	1.00	9/20/2021	45,857	33,962
J.P. Morgan	Brazilian Government International Bond
	12.25%, 03/06/2030	1,000,000	Pay	1.00	6/20/2016	1,438	2,489
J.P. Morgan	Chile Government International Bond
	5.50%, 01/15/2013	500,000	Pay	1.00	6/20/2016	(7,513)	(634)
Citigroup	Eastman Kodak Co.
	7.25%, 11/15/2013	250,000	Receive	5.00	12/20/2011	(12,450)	(1,469)
J.P. Morgan	Egypt Government International Bond
	5.75%, 04/29/2020	275,000	Pay	1.00	6/20/2016	25,236	1,695
J.P. Morgan	First Data Corp.
	9.88%, 09/24/2015	140,000	Pay	5.00	6/20/2016	11,700	2,151
J.P. Morgan	Ford Motor Co.
	6.5%, 08/01/2018	1,100,000	Receive	5.00	3/20/2016	109,855	9,106
J.P. Morgan	Goodyear Tire & Rubber Co.
	7.00%, 03/15/2028	350,000	Receive	5.00	6/20/2016	12,456	1,625
J.P. Morgan	Jones Group, Inc.
	5.13%, 11/15/2014	100,000	Pay	1.00	6/20/2016	10,078	(139)
Citigroup	Kazakhstan Government International Bond
	11.13%, 05/11/2007	318,000	Pay	1.00	9/20/2016	10,812	(1,018)
Citigroup	Markit CDX NA
	High Yield Series 16 Index	1,170,000	Pay	5.00	6/20/2016	(21,806)	12,024
J.P. Morgan	Markit iTraxx Australia
	Series 15 version 1 Index	500,000	Pay	1.00	6/20/2016	2,834	(4,410)
J.P. Morgan	Mexico Government International Bond
	7.50%, 04/08/2033	500,000	Pay	1.00	6/20/2016	480	885
J.P. Morgan	Philippine Government International Bond
	10.63%, 03/16/2025	500,000	Pay	1.00	6/20/2016	7,976	(2,232)
J.P. Morgan	Republic of Korea
	4.88%, 09/22/2014	1,390,000	Pay	1.00	6/20/2016	(660)	(514)
J.P. Morgan	Republic of Korea
	4.88%, 09/22/2014	724,000	Pay	1.00	6/20/2016	1,703	(592)
J.P. Morgan	Rite Aid Corp.
	7.70%, 02/15/2027	370,000	Receive	1.00	6/20/2013	(7,400)	7,077
J.P. Morgan	Rite Aid Corp.
	7.70%, 02/15/2027	370,000	Receive	5.00	6/20/2014	(25,900)	10,435
J.P. Morgan	South Africa Government International Bond
	6.50%, 06/02/2014	1,000,000	Pay	5.00	6/20/2016	11,187	(2,199)
J.P. Morgan	South Africa Government International Bond
	6.50%, 06/02/2014	700,000	Pay	1.00	9/20/2016	9,653	(1,666)
J.P. Morgan	Turkey Government International Bond
	11.88%, 01/15/2030	1,000,000	Pay	1.00	6/20/2016	30,290	9,593
J.P. Morgan	United Kingdom Gilt
	4.25%, 06/07/2032	500,000	Pay	1.00	6/20/2021	(8,904)	4,260
Total Credit Default Swaps						$187,940	$101,429

(A) If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

Cross Currency Swaps
Counterparty	Pay	Receive	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Maturity Date	Market Value	Unrealized Appreciation/ (Depreciation)

J.P. Morgan	Fixed rate of 8.09% based	Floating rate equal to
	on the notional amount of	3-Month USD-LIBOR-BBA
	currency received	based on the notional	TRY
		amount of currency delivered	3,935,370	$2,330,000	7/26/2013	$2,410	$2,410
Total Cross Currency Swaps						$2,410	$2,410

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Interest Rate Swaps
Counterparty	Floating Rate Index	Notional Amount	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

J.P. Morgan	6-Month CHF-LIBOR	1,180,000	Pay	0.510%	6/14/2013	-	($3,975)
J.P. Morgan	6-Month CHF-LIBOR	720,000	Pay	0.400	6/14/2013	-	(374)
J.P. Morgan	6-Month JPY-LIBOR	105,000,000	Pay	0.565	5/31/2016	-	(5,631)
J.P. Morgan	6-Month JPY-LIBOR	54,000,000	Pay	0.557	5/31/2016	-	(2,623)
J.P. Morgan	6-Month JPY-LIBOR	49,500,000	Pay	0.551	5/31/2016	-	(2,198)
J.P. Morgan	6-Month JPY-LIBOR	49,500,000	Pay	0.532	5/31/2016	-	(1,499)
J.P. Morgan	6-Month JPY-LIBOR	45,160,000	Pay	0.522	5/31/2016	-	(1,062)
J.P. Morgan	3-Month USD-LIBOR	1,075,000	Pay	0.670	7/8/2013	-	(2,275)
J.P. Morgan	3-Month USD-LIBOR	1,050,000	Pay	1.754	1/15/2016	-	(16,979)
J.P. Morgan	3-Month USD-LIBOR	577,500	Pay	1.770	2/15/2016	-	(9,255)
J.P. Morgan	3-Month USD-LIBOR	550,000	Receive	3.108	2/15/2021	-	15,034
J.P. Morgan	3-Month USD-LIBOR	302,500	Receive	3.111	2/15/2021	-	7,860
J.P. Morgan	3-Month USD-LIBOR	236,500	Receive	3.225	7/8/2021	-	7,221
Total Interest Rate Swaps						-	($15,756)

Total Return Swaps
Counterparty	Reference index	Financing Rate	# of Shares or Units	Notional Amount	Pay/Receive Total Return on Reference Index	Maturity Date	Unrealized Appreciation/ (Depreciation)

J.P. Morgan	HRT Participacoes em Petroleo	0.69%	200	$175,029	Receive	2/28/2012	$8,219
Total Total Return Swaps							$8,219

Cross-Currency Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value

J.P. Morgan	Call – OTC 5-Year Cross Currency					TRY 692,300
	Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	9.10%	7/2/2012	$430,000	$11,115	$2,297
Total Cross-Currency Interest Rate Swaptions							$11,115	$2,297

Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value

J.P. Morgan	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.30%	5/27/2013	$20,000,000	$48,059	$31,787
J.P. Morgan	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.18%	7/22/2013	10,500,000	26,375	20,717
J.P. Morgan	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	5.91%	7/8/2016	100,000	4,260	3,963
Total Interest Rate Swaptions							$78,694	$56,467

Foreign Currency Options
Description	Expiration Date	Exercise Price	Notional Amount	Premium	Market Value
Call - OTC USD versus JPY	8/1/2014	$90	$650,000	$23,407	$20,792
Call - OTC USD versus JPY	8/1/2015	100	550,000	15,194	11,400
Call - OTC USD versus JPY	8/1/2016	100	5,860,000	206,763	153,711
Put - OTC EUR versus USD	12/15/2011	1.35	960,000	27,807	20,282
				$273,171	$206,185

CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
KRW - Korean Wan
TRY - New Turkish Lira

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011
(Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 18, 2011, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period May 18, 2011 through July 31, 2011 were as follows:
	Number of Contracts	Premiums Received
Outstanding at May 18,2011 (commencement of operations)	-	$ -
Options written	942	137,946
Options terminated in closing purchasing transactions	(195)	(25,854)
Options expired	(78)	(16,369)
Options exercised	(538)	(78,340)
Outstanding at July 31, 2011	131	$17,383

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

(f) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The Fund had the following futures contracts open at July 31, 2011:

Futures Contracts
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	IBEX 35 Index Future	August, 2011	$453
(1)	DAX Index Future	September, 2011	5,171
(3)	KOSPI2 Index Future	September, 2011	2,205
(42)	S&P 500 E-mini Future	December, 2011	(2,096)
(43)	S&P 500 E-mini Future	March, 2012	(604)
(19)	Fed Fund 30 Day	September, 2012	(1,646)
			$3,482

(g) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(h) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

(i) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(j) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(k) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies. The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

(l) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  The cash collateral is maintained on the Fund's behalf. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of July 31, 2011, the market value of the security loaned by the Fund was $1,786,454 and the value on related collateral due to broker by the Fund was $1,836,093.

Note 3 – Federal Income Taxes
At July 31, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$29,027,485

Proceeds from securities sold short	$(9,493,914)

Unrealized appreciation	$1,259,550
Unrealized (depreciation)	(936,177)
Net appreciation/(depreciation) on investments	$323,373

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$ -	$ 1,529,639	$ -	$ 1,529,639
Convertible Corporate Bonds	-	1,364,380	-	1,364,380
Corporate Bonds	181,681	4,649,692	-	4,831,373
Government Bonds	-	467,788	-	467,788
Common Stock
Consumer Discretionary	4,930,678	-	-	4,930,678
Consumer Staples	351,417	-	-	351,417
Energy	1,740,085	-	-	1,740,085
Financials	1,792,944	-	-	1,792,944
Health Care	1,676,862	-	-	1,676,862
Industrials	2,323,231	-	-	2,323,231
Information Technology	3,106,068	-	-	3,106,068
Materials	1,195,636	-	-	1,195,636
Telecommunication Services	278,688	-	-	278,688
Convertible Preferred Stock
Consumer Discretionary	-	81,903	-	81,903
Energy	99,563	88,620	-	188,183
Financials	471,701	148,178	-	619,879
Health Care	-	92,990	-	92,990
Information Technology	53,327	-	-	53,327
Preferred Stocks
Consumer Discretionary	280,940	-	-	280,940
Exchange Traded Portfolios	2,134,486	-	-	2,134,486
Purchased Call Options	24,805	80,624	-	105,429
Purchased Put Options	123,709	-	-	123,709
Total	20,765,821	8,503,814	-	29,269,635

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2011
(Unaudited) – Continued

Liabilities	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	(1,057,948)	-	(1,057,948)
U.S. Government And Agency Securities	-	(750,984)	-	(750,984)
Common Stock
Consumer Discretionary	(818,006)	-	-	(818,006)
Consumer Staples	(149,623)	-	-	(149,623)
Energy	(185,248)	-	-	(185,248)
Financials	(505,546)	-	-	(505,546)
Health Care	(528,309)	-	-	(528,309)
Industrials	(633,819)	-	-	(633,819)
Information Technology	(757,019)	-	-	(757,019)
Materials	(352,621)	-	-	(352,621)
Exchange Traded Portfolios	(3,655,609)	-	-	(3,655,609)
Written Call Options	(7,005)	-	-	(7,005)
Written Put Options	(10,954)	-	-	(10,954)
Total	(7,603,759)	(1,808,932)	-	(9,412,691)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	-	101,429	-	101,429
Cross Currency Swaps	-	2,410	-	2,410
Interest Rate Swaps	-	(15,756)	-	(15,756)
Total Return Swaps	-	8,219	-	8,219
Cross-Currency Interest Rate Swaptions	-	2,297	-	2,297
Interest Rate Swaptions	-	56,467	-	56,467
Foreign Currency Options	-	206,185	-	206,185
Futures	3,482	-	-	3,482
Total Other Financial Instruments	$ 3,482	$361,251	$ -	$364,733

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	9/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	9/21/2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	9/21/2011